Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

17. Commitments and Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of December 31, 2025 and through the issuance date of these consolidated financial statements.

The Company is currently involved in civil proceedings against two former customers for the recovery of outstanding receivables totaling $392,410 as of December 31, 2025. As of the reporting date, the legal process is still at an early stage. Due to the uncertainty surrounding the recoverability of these receivables, management has recognized a full allowance for credit losses against these amounts.